Shareholder Report, Holdings (Details)	Aug. 31, 2025
Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	128.10%
Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	139.30%
Columbia Strategic Income Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Columbia Strategic Income Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Strategic Income Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Strategic Income Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Strategic Income Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Strategic Income Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Strategic Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Class A | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Strategic Income Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Columbia Strategic Income Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Strategic Income Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Strategic Income Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Strategic Income Fund - Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Strategic Income Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Strategic Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Class C | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Strategic Income Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Columbia Strategic Income Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Strategic Income Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Strategic Income Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Strategic Income Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Strategic Income Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Strategic Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Institutional Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Strategic Income Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Columbia Strategic Income Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Strategic Income Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Strategic Income Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Strategic Income Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Strategic Income Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Strategic Income Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Institutional 2 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Strategic Income Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Columbia Strategic Income Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Strategic Income Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Strategic Income Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Strategic Income Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Strategic Income Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Strategic Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Institutional 3 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Strategic Income Fund - Class R | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Columbia Strategic Income Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Strategic Income Fund - Class R | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class R | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Strategic Income Fund - Class R | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Strategic Income Fund - Class R | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Strategic Income Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Strategic Income Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Class R | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Strategic Income Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Columbia Strategic Income Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Strategic Income Fund - Class S | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Strategic Income Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Strategic Income Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Strategic Income Fund - Class S | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Strategic Income Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Strategic Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Strategic Income Fund - Class S | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%